Fair Value Measurements - Summary of Fair Value Measurement of Assets And Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Interest expense for liabilities	$ 10,246	$ 10,557	$ 12,309	$ 32,028	$ 35,091
Interest expense for liabilities carried at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Interest expense for liabilities	832		726	2,612	2,061
Interest expense for liabilities carried at amortized cost [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Interest expense for liabilities	$ 9,414		$ 11,583	$ 29,416	$ 33,030